Fair Value Measurements (Details Narrative) - USD ($)				1 Months Ended			9 Months Ended			12 Months Ended
	Nov. 30, 2022	Nov. 01, 2022	Oct. 25, 2022	Aug. 31, 2025	Nov. 30, 2024	Nov. 30, 2022	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2024	Dec. 18, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Expected volatility							94.10%	83.00%		83.00%	99.20%
Risk-free interest rate							4.00%	3.90%		3.90%	3.80%
Change in fair value of warrant liability				$ 1,900,000	$ 82,100
Peak Bio, Inc. [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock price								$ 0.08			$ 0.08
Expected volatility			28.10%					95.00%	79.30%		79.30%	75.10%
Risk-free interest rate			4.00%					3.47%	4.66%		4.66%	1.81%
Change in fair value of warrant liability									$ (2,030,182)		$ (2,100,123)	$ 75,000
Derivative liability								$ 3,020,610			361,704	$ 166,000
Peak Bio, Inc. [Member] | April 2023 Conversion Feature Liability [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Fair value											$ 0		$ 0
Expected volatility								66.50%			66.50%
Risk-free interest rate								4.94%			4.94%
Derivative liability								$ 560,436
Peak Bio, Inc. [Member] | December 2023 Conversion Feature Liability [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Fair value														$ 107,143
Fair value of derivative liability								At September 30, 2024, the fair value of the derivative liability related to the Automatic Conversion Feature was estimated at $745,610 by applying the probability of a business combination of 65% to the Automatic Discount of 43%. The probability of a business combination was reduced from 75% at June 30, 2024 to 65% at September 30, 2024 due to the Company’s estimates on the closing of a business combination and its impact on cash resources to complete a business combination and continue operations.			The fair value of the derivative liability related to the Automatic Conversion Feature was estimated at $0.4 million by applying the probability of a business combination of 50% to the Automatic Discount of 43%
Derivative liability								$ 745,610			$ 400,000
Peak Bio, Inc. [Member] | Private Placement Warrants [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Expected volatility		6.85%						96.00%			84.00%	30.00%
Risk-free interest rate		4.27%						3.58%			4.01%	3.99%
Change in fair value of warrant liability								$ 0	0		$ 0	$ 525,000
White Lion Purchase Agreement [Member] | Peak Bio, Inc. [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Fair value								$ 0	$ 0		$ 0	$ 1,000
Stock price								$ 0.18	$ 0.12		$ 0.18	$ 4.19
Expected volatility	86.50%					86.50%		85.20%	90.30%		95.30%	81.00%
Risk-free interest rate	4.53%					4.53%		3.88%	4.89%		4.23%	4.16%
Percentage of discount rate.								81.00%	2.50%		2.50%	0.30%
Derivative liability											$ 1,000